Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued payroll and related benefits	$ 2,442	$ 1,384
Accrued professional fees and outside contractors (including due to related party of $60 and $109, respectively)	2,392	4,359
Accrued property, plant and equipment additions	589	1,257
Accrued inventory and manufacturing expense	285	128
Unpaid portion of acquisition of intangible asset and investment in related party (see Note 11)	2,612	5,604
Income taxes payable	70	145
Accrued interest	587	45
Total accrued expenses	9,715	13,660
Accrued Professional fee, due to related party	$ 179	60
Gelesis
Accrued payroll and related benefits		1,384	$ 3,009
Accrued professional fees and outside contractors (including due to related party of $60 and $109, respectively)		4,359	3,494
Accrued property, plant and equipment additions		1,257	768
Accrued inventory and manufacturing expense		128
Unpaid portion of acquisition of intangible asset and investment in related party (see Note 11)		5,604
Income taxes payable		145
Deferred IPO Fees		738
Accrued interest		45	49
Total accrued expenses		13,660	7,320
Accrued Professional fee, due to related party		$ 60	$ 109